Quarterly Report
January 31, 2024
MFS®  Utilities Fund
MMU-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Energy - Renewables – 4.8%
AES Corp.	1,240,066	$20,684,301
EDP Renovaveis S.A.	4,868,317	78,600,277
Orsted A/S	329,997	18,193,712
		$117,478,290
Natural Gas - Distribution – 2.7%
Atmos Energy Corp.	356,669	$40,638,866
China Resources Gas Group Ltd.	4,361,200	12,328,362
Southwest Gas Holdings, Inc.	232,206	13,625,848
		$66,593,076
Telecommunications - Wireless – 7.3%
Cellnex Telecom S.A.	2,017,295	$77,677,123
Rogers Communications, Inc.	681,574	31,836,697
SBA Communications Corp., REIT	320,113	71,660,496
		$181,174,316
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	984,307	$13,669,067
Utilities - Electric Power – 81.7%
Alliant Energy Corp.	1,317,784	$64,123,369
Ameren Corp.	1,076,864	74,917,428
American Electric Power Co., Inc.	869,390	67,934,135
CenterPoint Energy, Inc.	742,175	20,736,369
CLP Holdings Ltd.	1,835,500	14,549,888
Constellation Energy	679,245	82,867,890
Dominion Energy, Inc.	3,153,814	144,192,376
DTE Energy Co.	1,105,362	116,527,262
E.ON SE	1,443,474	19,593,127
Edison International	1,426,126	96,234,982
Enel S.p.A.	8,570,941	58,460,140
Energias de Portugal S.A.	7,827,721	34,923,075
Equatorial Energia S.A.	1,809,300	12,938,701
Evergy, Inc.	851,439	43,227,558
Exelon Corp.	684,948	23,843,040
Iberdrola S.A.	1,038,178	12,508,252
National Grid PLC	3,589,296	47,777,549
NextEra Energy, Inc.	4,700,723	275,603,389
PG&E Corp.	9,626,465	162,398,465
Pinnacle West Capital Corp.	537,392	37,026,309
Portland General Electric Co.	859,081	35,162,185
PPL Corp.	3,428,392	89,823,870
Public Service Enterprise Group, Inc.	580,202	33,645,914
RWE AG	2,370,014	87,928,542
Sempra Energy	1,462,053	104,624,513
Southern Co.	1,724,278	119,871,807
SSE PLC	2,689,984	57,288,564
Xcel Energy, Inc.	1,304,067	78,074,491
		$2,016,803,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.9%
United Utilities Group PLC	766,016	$10,306,902
Veolia Environnement S.A.	1,122,665	36,568,024
		$46,874,926
Total Common Stocks		$2,442,592,865
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	6,765,527	$6,766,203

Other Assets, Less Liabilities – 0.8%		19,749,396
Net Assets – 100.0%		$2,469,108,464
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,766,203 and $2,442,592,865, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	21,504,260	USD	23,310,338	Goldman Sachs International	4/19/2024	$5,660
USD	315,096,557	EUR	288,535,428	State Street Bank Corp.	4/19/2024	2,251,960
USD	1,625,565	EUR	1,491,966	UBS AG	4/19/2024	7,901
						$2,265,521
Liability Derivatives
EUR	15,075,914	USD	16,435,515	Morgan Stanley Capital Services, Inc.	4/19/2024	$(89,451)
EUR	987,700	USD	1,075,230	State Street Bank Corp.	4/19/2024	(4,317)
EUR	597,430	USD	650,209	UBS AG	4/19/2024	(2,445)
USD	20,410,992	CAD	27,505,266	State Street Bank Corp.	4/19/2024	(67,862)
USD	79,956,731	GBP	63,200,108	BNP Paribas S.A.	4/19/2024	(181,703)
						$(345,778)
At January 31, 2024, the fund had cash collateral of $443,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,817,444,863	$—	$—	$1,817,444,863
United Kingdom	—	115,373,015	—	115,373,015
Portugal	—	113,523,352	—	113,523,352
Germany	107,521,669	—	—	107,521,669
Spain	—	90,185,375	—	90,185,375
Italy	—	58,460,140	—	58,460,140
France	—	36,568,024	—	36,568,024
Canada	31,836,697	—	—	31,836,697
Denmark	—	18,193,712	—	18,193,712
Other Countries	38,936,130	14,549,888	—	53,486,018
Mutual Funds	6,766,203	—	—	6,766,203
Total	$2,002,505,562	$446,853,506	$—	$2,449,359,068
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,265,521	$—	$2,265,521
Forward Foreign Currency Exchange Contracts – Liabilities	—	(345,778)	—	(345,778)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,401,929	$123,886,359	$145,524,095	$1,625	$385	$6,766,203
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$213,362	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
United States	74.7%
United Kingdom	4.7%
Portugal	4.6%
Germany	4.4%
Spain	3.7%
Italy	2.4%
France	1.5%
Canada	1.3%
Denmark	0.7%
Other Countries	2.0%
4